Reverse Recapitalization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reverse Recapitalization [Line Items]
Net proceeds of business combination (in Dollars)	$ 1,100,000
Total transaction costs (in Dollars)		$ 5,345,222
Public Warrants [Member]
Reverse Recapitalization [Line Items]
Warrants issued	6,384,326
Private Placement Warrants [Member]
Reverse Recapitalization [Line Items]
Warrants issued	6,256,218
Transaction Proceeds [Member]
Reverse Recapitalization [Line Items]
Total transaction costs (in Dollars)	$ 5,300,000
Legacy Veea [Member]
Reverse Recapitalization [Line Items]
Additional shares of common stock	4,500,000